Related Party Transactions_Profit And Loss Arising From Transactions With Related Parties(Details) - KRW (₩) ₩ in Millions		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019		Dec. 31, 2018
Balhae Infrastructure Company
Related Party Transactions [Abstract]
Fee and commission income		₩ 6,817	₩ 6,743		₩ 6,691
Outstanding Balances For Related Party Transactions Abstract [Abstract]
Other assets		1,733	1,718
Korea Credit Bureau Co., Ltd.
Related Party Transactions [Abstract]
Interest expense		7	21		127
Fee and commission income		957	1,056		1,194
Fee and commission expense		3,280	2,541		1,909
Insurance income		5	3		0
Other operating expense		1	0		4
Outstanding Balances For Related Party Transactions Abstract [Abstract]
Loans measured at amortized cost (gross amount)		36	43
Deposits		19,982	17,966
Provisions		0	1
Insurance liabilities		1	2
Other liabilities		623	0
KoFC KBIC Frontier Champ 2010-5(PEF)
Related Party Transactions [Abstract]
Fee and commission income	[1]	₩ 0	0		197
Outstanding Balances For Related Party Transactions Abstract [Abstract]
Description Of Transactions With Related Party		Excluded from the Group's related party as of December 31, 2020.
KB GwS Private Securities Investment Trust
Related Party Transactions [Abstract]
Fee and commission income		₩ 853	851		851
Outstanding Balances For Related Party Transactions Abstract [Abstract]
Other assets		641	641
Incheon Bridge Co., Ltd.
Related Party Transactions [Abstract]
Interest income		4,345	8,612		9,426
Interest expense		334	483		296
Fee and commission income		23	0		9
Fee and commission expense		6	7		2
Insurance income		279	284		365
Gains on financial instruments at fair value through profit or loss		899	4,975		2,655
Reversal of credit losses		0	5		6
Provision for credit losses		472	1		1
Outstanding Balances For Related Party Transactions Abstract [Abstract]
Financial assets at fair value through profit or loss		38,756	37,857
Loans measured at amortized cost (gross amount)		133,002	147,707
Allowances for credit losses		202	12
Other assets		545	520
Deposits		39,520	45,447
Provisions		292	10
Insurance liabilities		109	108
Other liabilities		205	346
KoFC POSCO HANWHA KB Shared Growth Private Equity Fund No. 2
Related Party Transactions [Abstract]
Fee and commission income		12	178		210
Outstanding Balances For Related Party Transactions Abstract [Abstract]
Other assets		0	89
Aju Good Technology Venture Fund
Related Party Transactions [Abstract]
Interest expense		18	22		30
Outstanding Balances For Related Party Transactions Abstract [Abstract]
Deposits		3,093	5,456
Other liabilities		1	2
KB Star Office Private Real Estate Investment Trust No.1
Related Party Transactions [Abstract]
Interest income		371	370		370
Interest expense		61	208		93
Fee and commission income		436	435		435
Outstanding Balances For Related Party Transactions Abstract [Abstract]
Loans measured at amortized cost (gross amount)		10,000	10,000
Allowances for credit losses		5	4
Other assets		137	136
Deposits		4,255	8,293
Other liabilities		24	66
RAND Bio Science Co., Ltd.
Related Party Transactions [Abstract]
Interest expense		11	5		3
Other non-operating expense		0	843		0
Outstanding Balances For Related Party Transactions Abstract [Abstract]
Loans measured at amortized cost (gross amount)		1	1
Deposits		693	4,452
Inno Lending Co., Ltd.
Related Party Transactions [Abstract]
Fee and commission income	[1]	₩ 0	0		1
Outstanding Balances For Related Party Transactions Abstract [Abstract]
Description Of Transactions With Related Party		Excluded from the Group's related party as of December 31, 2020.
SY Auto Capital Co., Ltd.
Related Party Transactions [Abstract]
Interest income		₩ 1,097	1,016		1,279
Interest expense		2	1		0
Fee and commission income		39	34		73
Fee and commission expense		132	389		840
Insurance income		40	32		33
Other operating income		1,709	689		621
Other operating expense		121	288		415
Reversal of credit losses		17	13		0
Provision for credit losses		0	0		14
Outstanding Balances For Related Party Transactions Abstract [Abstract]
Loans measured at amortized cost (gross amount)		40,060	41,990
Allowances for credit losses		57	4
Other assets		65	63
Deposits		6	8
Provisions		0	13
Insurance liabilities		13	13
Other liabilities		₩ 76	₩ 70
Description Of Transactions With Related Party		the Group purchased installment financial assets, etc. from SY Auto Capital Co., Ltd. amounting to KRW 1,393,346 million and KRW 1,504,217 million for the years ended December 31, 2019 and 2020, respectively.	the Group purchased installment financial assets, etc. from SY Auto Capital Co., Ltd. amounting to KRW 1,393,346 million and KRW 1,504,217 million for the years ended December 31, 2019 and 2020, respectively.
Food Factory Co., Ltd.
Related Party Transactions [Abstract]
Interest income		₩ 52	₩ 41		9
Interest expense		12	0		0
Fee and commission expense		4	12		1
Insurance income		5	4		5
Gains on financial instruments at fair value through profit or loss		72	60		30
Reversal of credit losses		0	0		1
Provision for credit losses		8	1		1
Outstanding Balances For Related Party Transactions Abstract [Abstract]
Financial assets at fair value through profit or loss		662	590
Loans measured at amortized cost (gross amount)		3,210	1,992
Allowances for credit losses		8	2
Other assets		3	1
Deposits		1,555	1,073
Provisions		2	0
Insurance liabilities		5	4
Other liabilities		9	1
KB Pre IPO Secondary Venture Fund No.1
Related Party Transactions [Abstract]
Interest expense		3	7		27
Fee and commission income		110	110		110
Outstanding Balances For Related Party Transactions Abstract [Abstract]
Deposits		629	2,955
Other liabilities		0	1
Built On Co., Ltd.
Related Party Transactions [Abstract]
Interest income	[1]	0	1		4
Insurance income	[1]	0	1		2
Losses on financial instruments at fair value through profit or loss	[1]	₩ 0	0		1
Outstanding Balances For Related Party Transactions Abstract [Abstract]
Description Of Transactions With Related Party		Excluded from the Group's related party as of December 31, 2020.
KB Private Equity Fund No.3
Related Party Transactions [Abstract]
Fee and commission income		₩ 463	480		521
Wise Asset Management Co., Ltd.
Related Party Transactions [Abstract]
Interest expense		0	2		9
Outstanding Balances For Related Party Transactions Abstract [Abstract]
Deposits		0	21
Acts Co., Ltd.
Related Party Transactions [Abstract]
Interest income		1	1		0
Insurance income		0	1		2
Gains on financial instruments at fair value through profit or loss		0	30		0
Losses on financial instruments at fair value through profit or loss		0	0		1,851
Other non-operating expense		0	0		1,246
Outstanding Balances For Related Party Transactions Abstract [Abstract]
Deposits		18	1
Insurance liabilities		1	0
Other liabilities		100	100
Dongjo Co., Ltd.
Related Party Transactions [Abstract]
Insurance income		1	2		2
Reversal of credit losses		0	0		31
Outstanding Balances For Related Party Transactions Abstract [Abstract]
Insurance liabilities		1	1
APRO Co., Ltd.
Related Party Transactions [Abstract]
Interest income	[1]	7	19		0
Interest expense	[1]	1	4		1
Fee and commission expense	[1]	0	17		0
Insurance income	[1]	1	4		5
Provision for credit losses	[1]	1	0		0
Outstanding Balances For Related Party Transactions Abstract [Abstract]
Loans measured at amortized cost (gross amount)	[2]	0	2,019
Deposits	[2]	0	3,201
Insurance liabilities	[2]	0	2
Other liabilities		₩ 0	1	[2]
Description Of Transactions With Related Party		Excluded from the Group's related party as of December 31, 2020, therefore, the remaining outstanding balances with those entities are not disclosed.
POSCO-KB Shipbuilding Fund
Related Party Transactions [Abstract]
Interest expense		₩ 0	0		81
Fee and commission income		387	490		490
Outstanding Balances For Related Party Transactions Abstract [Abstract]
Other assets		264	0
Dae-A Leisure Co., Ltd.
Related Party Transactions [Abstract]
Interest expense		7	8		9
Outstanding Balances For Related Party Transactions Abstract [Abstract]
Deposits		636	753
Other liabilities		21	14
Paycoms Co., Ltd.
Related Party Transactions [Abstract]
Interest income		10	10		10
Insurance income		0	1		1
Gains on financial instruments at fair value through profit or loss		69	125		125
Outstanding Balances For Related Party Transactions Abstract [Abstract]
Financial assets at fair value through profit or loss		1,226	1,157
Other assets		1	1
Deposits		1	1
Big Dipper Co., Ltd.
Related Party Transactions [Abstract]
Fee and commission expense		768	0		0
Reversal of credit losses		0	0		2
Outstanding Balances For Related Party Transactions Abstract [Abstract]
Loans measured at amortized cost (gross amount)		4	11
Deposits		1	6
KB-TS Technology Venture Private Equity Fund
Related Party Transactions [Abstract]
Fee and commission income		126	730		305
KB-SJ Tourism Venture Fund
Related Party Transactions [Abstract]
Fee and commission income		338	422		314
JLK Inspection Co., Ltd.
Related Party Transactions [Abstract]
Interest income	[1]	0	0		6
Interest expense	[1]	₩ 0	1		0
Outstanding Balances For Related Party Transactions Abstract [Abstract]
Description Of Transactions With Related Party		Excluded from the Group's related party as of December 31, 2020.
TESTIAN Inc.
Related Party Transactions [Abstract]
Interest income	[1]	₩ 0	3		4
Gains on financial instruments at fair value through profit or loss	[1]	₩ 0	0		83
Outstanding Balances For Related Party Transactions Abstract [Abstract]
Description Of Transactions With Related Party		Excluded from the Group's related party as of December 31, 2020.
Rainist Co., Ltd.
Related Party Transactions [Abstract]
Interest expense		₩ 0	0		2
Fee and commission income		36	39		0
Fee and commission expense		5	0		0
Gains on financial instruments at fair value through profit or loss		1,636	0		0
Outstanding Balances For Related Party Transactions Abstract [Abstract]
Financial assets at fair value through profit or loss		9,141	7,504
Iwon Alloy Co., Ltd.
Related Party Transactions [Abstract]
Insurance income		1	2		1
Outstanding Balances For Related Party Transactions Abstract [Abstract]
Insurance liabilities		0	1
RMGP Bio-Pharma Investment Fund, L.P.
Related Party Transactions [Abstract]
Fee and commission income		27	0		0
Gains on financial instruments at fair value through profit or loss		0	947		0
Losses on financial instruments at fair value through profit or loss		489	2,120		0
Other non-operating income			33		10
Outstanding Balances For Related Party Transactions Abstract [Abstract]
Financial assets at fair value through profit or loss		4,250	3,419
Other liabilities		71	2
Hasys.
Related Party Transactions [Abstract]
Insurance income		63	50		4
Gains on financial instruments at fair value through profit or loss		0	136		0
Losses on financial instruments at fair value through profit or loss		0	0		136
Outstanding Balances For Related Party Transactions Abstract [Abstract]
Financial assets at fair value through profit or loss		6,000	6,000
Deposits		1	0
Insurance liabilities		39	37
KB-Brain KOSDAQ Scale-up New Technology Business Investment Fund
Related Party Transactions [Abstract]
Interest expense		40	89		21
Fee and commission income		734	735		108
Outstanding Balances For Related Party Transactions Abstract [Abstract]
Deposits		8,097	13,118
Other liabilities		1	4
Spark Biopharma Inc.
Related Party Transactions [Abstract]
Interest expense	[1]	₩ 0	59		25
Outstanding Balances For Related Party Transactions Abstract [Abstract]
Description Of Transactions With Related Party		Excluded from the Group's related party as of December 31, 2020.
KB No.8 Special Purpose Acquisition Company
Related Party Transactions [Abstract]
Interest expense	[1]	₩ 0	0		17
Losses on financial instruments at fair value through profit or loss	[1]	₩ 0	0		2,330
Outstanding Balances For Related Party Transactions Abstract [Abstract]
Description Of Transactions With Related Party		Excluded from the Group's related party as of December 31, 2020.
KB No.9 Special Purpose Acquisition Company
Related Party Transactions [Abstract]
Interest expense	[1]	₩ 0	(23)		43
Gains on financial instruments at fair value through profit or loss	[1]	0	0		48
Losses on financial instruments at fair value through profit or loss	[1]	₩ 0	0		2,256
Outstanding Balances For Related Party Transactions Abstract [Abstract]
Description Of Transactions With Related Party		Excluded from the Group's related party as of December 31, 2020.
KB No.10 Special Purpose Acquisition Company
Related Party Transactions [Abstract]
Interest expense	[1]	₩ 0	18		30
Gains on financial instruments at fair value through profit or loss	[1]	₩ 0	3,066		121
Outstanding Balances For Related Party Transactions Abstract [Abstract]
Description Of Transactions With Related Party		Excluded from the Group's related party as of December 31, 2020.
KB No.11 Special Purpose Acquisition Company
Related Party Transactions [Abstract]
Interest expense	[1]	₩ 0	9		12
Gains on financial instruments at fair value through profit or loss	[1]	₩ 0	118		56
Outstanding Balances For Related Party Transactions Abstract [Abstract]
Description Of Transactions With Related Party		Excluded from the Group's related party as of December 31, 2020.
Hyundai-Tongyang Agrifood Private Equity Fund
Related Party Transactions [Abstract]
Fee and commission income	[1]	₩ 0	0		151
Outstanding Balances For Related Party Transactions Abstract [Abstract]
Description Of Transactions With Related Party		Excluded from the Group's related party as of December 31, 2020.
KB IGen Private Equity Fund No.1
Outstanding Balances For Related Party Transactions Abstract [Abstract]
Deposits	[2]	₩ 0	147
Description Of Transactions With Related Party		Excluded from the Group's related party as of December 31, 2020, therefore, the remaining outstanding balances with those entities are not disclosed.
Keystone-Hyundai Securities No. 1 Private Equity Fund
Related Party Transactions [Abstract]
Fee and commission income		₩ 115	90		116
Doosung Metal Co., Ltd.
Related Party Transactions [Abstract]
Insurance income	[1]	₩ 0	0		1
Outstanding Balances For Related Party Transactions Abstract [Abstract]
Description Of Transactions With Related Party		Excluded from the Group's related party as of December 31, 2020.
Jungdo Co., Ltd. [Member]
Outstanding Balances For Related Party Transactions Abstract [Abstract]
Deposits		₩ 4	4
Bungaejangter. Inc.
Related Party Transactions [Abstract]
Interest income	[1]	₩ 0	0		60
Outstanding Balances For Related Party Transactions Abstract [Abstract]
Description Of Transactions With Related Party		Excluded from the Group's related party as of December 31, 2020.
COMPUTERLIFE Co., Ltd.
Outstanding Balances For Related Party Transactions Abstract [Abstract]
Deposits		₩ 0	1
RMGP Bio-Pharma Investment, L.P.
Related Party Transactions [Abstract]
Losses on financial instruments at fair value through profit or loss		1	0		0
Other non-operating income		0
Outstanding Balances For Related Party Transactions Abstract [Abstract]
Financial assets at fair value through profit or loss		9	8
SKYDIGITAL INC.
Related Party Transactions [Abstract]
Fee and commission income		4	0		0
Outstanding Balances For Related Party Transactions Abstract [Abstract]
Deposits		15	25
MJT&I Corp.
Related Party Transactions [Abstract]
Insurance income		0	1		0
KB No.17 Special Purpose Acquisition Company
Related Party Transactions [Abstract]
Interest expense		25	28		0
Fee and commission income		0	175		0
Gains on financial instruments at fair value through profit or loss		4	1,384		0
Outstanding Balances For Related Party Transactions Abstract [Abstract]
Financial assets at fair value through profit or loss		2,687	2,683
Deposits		1,711	1,742
Other liabilities		23	27
KB-KDBC Pre-IPO New Technology Business Investment Fund
Related Party Transactions [Abstract]
Interest expense		23	58		39
Fee and commission income		300	449		322
Outstanding Balances For Related Party Transactions Abstract [Abstract]
Deposits		923	7,054
Other liabilities		0	4
Jo Yang Industrial Co., Ltd.
Outstanding Balances For Related Party Transactions Abstract [Abstract]
Deposits		2	2
Fabric Time Co., Ltd.
Related Party Transactions [Abstract]
Interest expense		47	0		0
Fee and commission income		9	0		0
Outstanding Balances For Related Party Transactions Abstract [Abstract]
Financial assets at fair value through profit or loss		3,345	1,845
Loans measured at amortized cost (gross amount)		59	0
Deposits		3,947	395
Provisions		1	0
Other liabilities		40	2
KB No.18 Special Purpose Acquisition Company
Related Party Transactions [Abstract]
Interest expense		31	28		0
Fee and commission income		0	263		0
Gains on financial instruments at fair value through profit or loss		84	1,898		0
Outstanding Balances For Related Party Transactions Abstract [Abstract]
Financial assets at fair value through profit or loss		3,873	3,786
Deposits		2,101	2,140
Other liabilities		19	28
KB No.19 Special Purpose Acquisition Company
Related Party Transactions [Abstract]
Interest expense		13	8		0
Fee and commission income		0	150		0
Gains on financial instruments at fair value through profit or loss		11	1,044		0
Outstanding Balances For Related Party Transactions Abstract [Abstract]
Financial assets at fair value through profit or loss		2,055	2,043
Deposits		1,053	1,093
Other liabilities		3	7
KB No.20 Special Purpose Acquisition Company
Related Party Transactions [Abstract]
Interest expense		25	3		0
Fee and commission income		210	0		0
Gains on financial instruments at fair value through profit or loss		1,568	0		0
Outstanding Balances For Related Party Transactions Abstract [Abstract]
Financial assets at fair value through profit or loss		3,067	1,499
Deposits		1,716	1,984
Other liabilities		1	3
KB SPROTT Renewable Private Equity Fund No.1
Related Party Transactions [Abstract]
Fee and commission income		488	490		0
KB-Stonebridge Secondary Private Equity Fund [Member]
Related Party Transactions [Abstract]
Fee and commission income		1,442	1,444		0
CWhy Inc.
Related Party Transactions [Abstract]
Insurance income		0	3		0
Losses on financial instruments at fair value through profit or loss		2,000	0		0
Outstanding Balances For Related Party Transactions Abstract [Abstract]
Financial assets at fair value through profit or loss		0	2,000
Stratio, Inc.
Related Party Transactions [Abstract]
Interest expense		0	1		0
Outstanding Balances For Related Party Transactions Abstract [Abstract]
Financial assets at fair value through profit or loss		1,000	1,000
Deposits		13	726
NEXELON Inc.
Related Party Transactions [Abstract]
Interest expense	[1]	₩ 0	2		0
Outstanding Balances For Related Party Transactions Abstract [Abstract]
Description Of Transactions With Related Party		Excluded from the Group's related party as of December 31, 2020.
CellinCells Co., Ltd.
Related Party Transactions [Abstract]
Interest expense		₩ 4	19		0
Outstanding Balances For Related Party Transactions Abstract [Abstract]
Financial assets at fair value through profit or loss		2,000	2,000
Loans measured at amortized cost (gross amount)		24	4
Deposits		260	1,545
Other liabilities		0	1
Bomapp Inc.
Related Party Transactions [Abstract]
Interest expense		0	1		0
Fee and commission expense		9	0		0
Insurance income		8	1		0
Outstanding Balances For Related Party Transactions Abstract [Abstract]
Financial assets at fair value through profit or loss		1,999	1,999
Insurance liabilities		2	2
KB Social Impact Investment Fund
Related Party Transactions [Abstract]
Fee and commission income		300	121		0
Outstanding Balances For Related Party Transactions Abstract [Abstract]
Other assets		0	73
KB-Solidus Global Healthcare Fund
Related Party Transactions [Abstract]
Fee and commission income		777	81		0
Outstanding Balances For Related Party Transactions Abstract [Abstract]
Other assets		707	0
BNF Corporation Ltd.
Related Party Transactions [Abstract]
Interest income	[1]	401	7		0
Fee and commission income	[1]	2	0		0
Gains on financial instruments at fair value through profit or loss	[1]	0	158		0
Provision for credit losses	[1]	8	1		0
Outstanding Balances For Related Party Transactions Abstract [Abstract]
Financial assets at fair value through profit or loss	[2]	0	2,259
Loans measured at amortized cost (gross amount)	[2]	0	1,400
Other assets	[2]	0	2
Deposits	[2]	0	947
Other liabilities	[2]	₩ 0	6
Description Of Transactions With Related Party		Excluded from the Group's related party as of December 31, 2020, therefore, the remaining outstanding balances with those entities are not disclosed.
KB Cape No.1 Private Equity Fund
Related Party Transactions [Abstract]
Fee and commission income	[1]	₩ 144	97		0
Outstanding Balances For Related Party Transactions Abstract [Abstract]
Financial assets at fair value through profit or loss		2,000	2,000
Other assets		144	0
ALS Co., Ltd.
Related Party Transactions [Abstract]
Interest income	[1]	₩ 0	194		0
Outstanding Balances For Related Party Transactions Abstract [Abstract]
Description Of Transactions With Related Party		Excluded from the Group's related party as of December 31, 2020.
Honest Fund, Inc.
Outstanding Balances For Related Party Transactions Abstract [Abstract]
Financial assets at fair value through profit or loss		₩ 3,999	3,999
MitoImmune Therapeutics
Outstanding Balances For Related Party Transactions Abstract [Abstract]
Financial assets at fair value through profit or loss		5,000	5,000
Bioprotect Ltd.
Related Party Transactions [Abstract]
Losses on financial instruments at fair value through profit or loss		216	0		0
Outstanding Balances For Related Party Transactions Abstract [Abstract]
Financial assets at fair value through profit or loss		3,264	0
KB-MDI Centauri Fund LP
Related Party Transactions [Abstract]
Fee and commission income		308	0		0
Losses on financial instruments at fair value through profit or loss		322	0		0
Outstanding Balances For Related Party Transactions Abstract [Abstract]
Financial assets at fair value through profit or loss		4,280	0
Other assets		308	0
S&E BIO
Related Party Transactions [Abstract]
Interest expense		1	0		0
Outstanding Balances For Related Party Transactions Abstract [Abstract]
Financial assets at fair value through profit or loss		2,000	0
Deposits		1,142	0
Contents First
Related Party Transactions [Abstract]
Interest expense		14	0		0
Outstanding Balances For Related Party Transactions Abstract [Abstract]
Financial assets at fair value through profit or loss		6,146	0
Deposits		1,823	0
Other liabilities		7	0
GENINUS Inc.
Related Party Transactions [Abstract]
Interest expense		70	0		0
Outstanding Balances For Related Party Transactions Abstract [Abstract]
Financial assets at fair value through profit or loss		5,599	0
Deposits		13,630	0
Other liabilities		15	0
COSES GT
Related Party Transactions [Abstract]
Interest income		6	0		0
Losses on financial instruments at fair value through profit or loss		0	5		0
Provision for credit losses		4	0		0
Outstanding Balances For Related Party Transactions Abstract [Abstract]
Financial assets at fair value through profit or loss		4,930	2,930
Loans measured at amortized cost (gross amount)		500	0
Allowances for credit losses		4	0
Other assets		1	0
Deposits		292	0
Insurance liabilities		1	0
WJ Private Equity Fund No.1
Related Party Transactions [Abstract]
Fee and commission income		5	0		0
Outstanding Balances For Related Party Transactions Abstract [Abstract]
Other assets		2	0
Deposits		349	0
UPRISE, Inc.
Related Party Transactions [Abstract]
Interest income		2	0		0
Provision for credit losses		1	0		0
Outstanding Balances For Related Party Transactions Abstract [Abstract]
Financial assets at fair value through profit or loss		250	250
Loans measured at amortized cost (gross amount)		500	0
Allowances for credit losses		1	0
Deposits		11	0
KB-UTC Inno-Tech Venture Fund
Related Party Transactions [Abstract]
Fee and commission income		371	0		0
KBSP Private Equity Fund No.4
Related Party Transactions [Abstract]
Fee and commission income		480	0		0
KB-NAU Special Situation Corporate Restructuring Private Equity Fund
Related Party Transactions [Abstract]
Fee and commission income		237	0		0
JR GLOBAL REIT
Related Party Transactions [Abstract]
Fee and commission income		6,210	0		0
IGIS No.371 Professional Investors' Real Estate Investment Company
Related Party Transactions [Abstract]
Fee and commission income	[1]	₩ 200	0		0
Outstanding Balances For Related Party Transactions Abstract [Abstract]
Description Of Transactions With Related Party		Excluded from the Group's related party as of December 31, 2020.
Koreit Tower Real Estate Investment Trust Company
Related Party Transactions [Abstract]
Fee and commission income	[1]	₩ 2,852	0		0
Outstanding Balances For Related Party Transactions Abstract [Abstract]
Description Of Transactions With Related Party		Excluded from the Group's related party as of December 31, 2020.
2020 KB Fintech Renaissance Fund
Related Party Transactions [Abstract]
Fee and commission income		₩ 60	0		0
KB Material and Parts No.1 PEF
Related Party Transactions [Abstract]
Fee and commission income		63	0		0
FineKB Private Equity Fund No.1
Related Party Transactions [Abstract]
Fee and commission income		38	0		0
Outstanding Balances For Related Party Transactions Abstract [Abstract]
Other assets		38	0
Bluepointpartners Inc.
Related Party Transactions [Abstract]
Losses on financial instruments at fair value through profit or loss		68	0		0
Outstanding Balances For Related Party Transactions Abstract [Abstract]
Financial assets at fair value through profit or loss		1,432	0
Channel Corporation
Outstanding Balances For Related Party Transactions Abstract [Abstract]
Financial assets at fair value through profit or loss		4,551	2,000
GOMI CORPORATION
Outstanding Balances For Related Party Transactions Abstract [Abstract]
Financial assets at fair value through profit or loss		500	0
Loans measured at amortized cost (gross amount)		9	0
Deposits		37	0
Copin Communications, Inc.
Outstanding Balances For Related Party Transactions Abstract [Abstract]
Financial assets at fair value through profit or loss		1,500	0
Go2joy Co., Ltd.
Outstanding Balances For Related Party Transactions Abstract [Abstract]
Financial assets at fair value through profit or loss		1,200	0
ClavisTherapeutics, Inc.
Outstanding Balances For Related Party Transactions Abstract [Abstract]
Financial assets at fair value through profit or loss		2,000	0
4N Inc.
Outstanding Balances For Related Party Transactions Abstract [Abstract]
Financial assets at fair value through profit or loss		200	0
Deposits		76	0
Xenohelix Co., Ltd.
Outstanding Balances For Related Party Transactions Abstract [Abstract]
Financial assets at fair value through profit or loss		2,100	0
OKXE Inc.
Outstanding Balances For Related Party Transactions Abstract [Abstract]
Financial assets at fair value through profit or loss		800	0
NEOMIO CORP.
Outstanding Balances For Related Party Transactions Abstract [Abstract]
Deposits		535	0
December & Company Inc.
Related Party Transactions [Abstract]
Interest expense		1	0		0
Outstanding Balances For Related Party Transactions Abstract [Abstract]
Deposits		1	0
Key management
Outstanding Balances For Related Party Transactions Abstract [Abstract]
Loans measured at amortized cost (gross amount)		5,153	3,538
Allowances for credit losses		2	1
Other assets		5	3
Deposits		17,167	15,339
Insurance liabilities		2,501	1,984
Other liabilities		371	289
Retirement pension
Related Party Transactions [Abstract]
Interest expense		3	4		3
Fee and commission income		1,077	939		₩ 876
Outstanding Balances For Related Party Transactions Abstract [Abstract]
Other assets		295	366
Other liabilities		₩ 10,600	₩ 17,620

[1]	Excluded from the Group's related party as of December 31, 2020.
[2]	Excluded from the Group's related party as of December 31, 2020, therefore, the remaining outstanding balances with those entities are not disclosed.